[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]

June 30, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          Invesco Unit Trusts, Taxable Income Series 441

File No. 333-185415 CIK #1547623

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on June 25, 2020.

Very truly yours,

/s/ John F. Tierney

John F. Tierney

Vice President,

Invesco Capital Markets, Inc.